Fair Value Measurements - Changes in the fair value of warrant liabilities (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP. - USD ($)	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 15, 2020
Fair Value Measurements
Fair value as of December 31, 2020		$ 26,175,756
Initial measurement on September 15, 2020	$ 18,323,000
Initial measurement on October 14, 2020	293,362
Change in valuation inputs or other assumptions(1)	7,559,394	(934,848)
Fair value as of September 30, 2021	26,175,756	25,240,908
Private Placement Warrants
Fair Value Measurements
Fair value as of December 31, 2020		9,078,787
Initial measurement on September 15, 2020	6,368,000
Initial measurement on October 14, 2020	83,893
Change in valuation inputs or other assumptions(1)	2,626,894	(324,242)
Fair value as of September 30, 2021	9,078,787	8,754,545
Warrants and Rights Outstanding	9,100,000	8,800,000	$ 6,400,000
Public Warrants
Fair Value Measurements
Fair value as of December 31, 2020		17,096,969
Initial measurement on September 15, 2020	11,955,000
Initial measurement on October 14, 2020	209,469
Change in valuation inputs or other assumptions(1)	4,932,500	(610,606)
Fair value as of September 30, 2021	17,096,969	16,486,363
Warrants and Rights Outstanding	$ 17,100,000	$ 16,500,000	$ 12,000,000.0